Right-of-use assets - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Additions	SFr 228.5	SFr 121.0